Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

As of June 30, 2025 and December 31, 2024, intangible assets consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Intangible assets	$55,602	$53,870
Less: accumulated amortization	(16,818)	(13,339)
	$38,784	$40,531

The balance of intangible assets mainly represents software related to CHEERS App, primarily consisting of e-mall, online game, video media library and data warehouse modules, etc., CheerCar App, NFT App, Cheer Chat App, and AI App which were acquired externally tailored to the Company’s requirements and is amortized straight-line over 7 years in accordance with the way the Company estimates to generate economic benefits from such software.

For the six months ended June 30, 2025 and 2024, amortization expense amounted to $3,186 and $1,657, respectively. The following is a schedule, by periods, of amortization amount of intangible asset as of June 30, 2025:

For the six months ending December 31, 2025	$3,688
For the year ending December 31, 2026	7,375
For the year ending December 31, 2027	7,375
For the year ending December 31, 2028	6,943
For the year ending December 31, 2028 and thereafter	13,403
Total	$38,784